Accounts Receivables, Net - Summary of Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts Receivable, Net, Current [Abstract]
Accounts receivable, gross	$ 42,276	$ 32,387
Less: allowance for doubtful accounts	(1,478)	(1,693)	$ (1,733)
Accounts receivable, net	$ 40,798	$ 30,694